SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of reconciliation of Class A common stock reflected on the balance sheet

At December 31, 2021 and 2020, the Class A ordinary shares reflected in the consolidated balance sheets are reconciled in the following table:

Gross proceeds	$230,000,000
Less:
Proceeds allocated to Public Warrants	(11,270,000)
Class A ordinary shares issuance costs	(12,737,837)
Plus:
Accretion of carrying value to redemption value	24,007,837
Class A ordinary shares subject to possible redemption	$230,000,000

Schedule of calculation of basic and diluted net income (loss) per ordinary share

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

			For the Period from
			March 31, 2020
	Year Ended		(Inception) through
	December 31, 2021		December 31, 2020
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per ordinary share
Numerator:
Allocation of net income (loss), as adjusted	$4,677,202	$1,169,301	$(7,350,686)	$(1,837,671)
Denominator:
Basic and diluted weighted average shares outstanding	23,000,000	5,750,000	16,353,211	5,529,817
Basic and diluted net income (loss) per ordinary share	$0.20	$0.20	$(0.42)	$(0.42)